Offerings - Offering: 1	Sep. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares to be Issued
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	31.61
Maximum Aggregate Offering Price	$ 189,660,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 27,993.82
Offering Note	Consists of common shares (the “Common Shares”) of Open Text Corporation (the “Company”) to be issued under the 2004 Employee Stock Purchase Plan (the “ESPP”). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Common Shares that become issuable under the applicable plan by reason of any stock dividend, stock split, recapitalization or other similar transaction affected without the receipt of consideration that increases the number of the Company’s outstanding Common Shares.
(2)The Proposed Maximum Offering Price Per Unit of Common Share has been calculated solely for the purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The Proposed Maximum Offering Price Per Unit of Common Share is based on US$31.61 per share, the average of the high and low prices of the Common Shares, as reported on the NASDAQ Global Select Market on September 6, 2024.